Financial Assets at Amortized Cost - Schedule of Debt Financial Instruments (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Financial Instruments [Line Items]
Total of debt financial instruments	$ 944,074	$ 1,431,083
Debt financial instruments from the Central Bank of Chile [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile		507,261
Bonds and Promissory notes from the General Treasury of the Republic [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	944,109	923,880
Other fiscal debt financial instruments [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from other domestic banks [Member] | Other Finacial Instruments issued in Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Financial Instruments issued in Chile
Bonds and trade effects from domestic companies [Member] | Other Finacial Instruments issued in Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Financial Instruments issued in Chile
Other debt financial instruments issued in the country [Member] | Other Finacial Instruments issued in Chile [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Financial Instruments issued in Chile
Debt Financial Instruments From Foreign Central Banks [Member] | Financial Instruments issued Abroad [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Financial Instruments issued Abroad
Debt Financial Instruments from Foreign Governments and Fiscal Entities [Member] | Financial Instruments issued Abroad [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Financial Instruments issued Abroad
Debt financial instruments from other foreign banks [Member] | Financial Instruments issued Abroad [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Financial Instruments issued Abroad
Bonds and trade effects from foreign companies [Member] | Financial Instruments issued Abroad [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Financial Instruments issued Abroad
Other debt financial instruments issued abroad [Member] | Financial Instruments issued Abroad [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Financial Instruments issued Abroad
Financial assets with no significant increase in credit risk since initial recognition (phase 1) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments	(35)	(58)
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments
Financial assets with credit impairment (phase 3) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments [Member] | Debt Instruments Valued at Fair Value [Member]
Schedule of Debt Financial Instruments [Line Items]
Accumulated Impairment Value of Financial Assets at Amortized Cost Debt Financial Instruments